MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 3 — MARKETABLE SECURITIES

In January 2013, the Company sold the remaining 1,513,333 shares of American Strategic Minerals Corp. common stock it owned in a private transaction and generated net proceeds of $151,333. Between February 2013 and May 2013, the Company sold the 25,000,000 shares of Valor Gold Corp. common stock in private transactions and generated net proceeds of $1,505,000.  The Company recorded a realized gain — available for sale securities of $0 and $1,656,333 during the six months ended June 30, 2014 and 2013, respectively.

NOTE 4 — MARKETABLE SECURITIES

Marketable securities at December 31, 2013 and 2012 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities — available for sale	—	—	—	1,656,333	—

For the year ended December 31, 2013	$—	$—	$—	$1,656,333	$—

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities — available for sale	—	—	—	1,490,600	—

For the year ended December 31, 2012	$—	$—	$—	$1,490,600	$—

Marketable securities - trading are carried at fair value, with changes in unrealized holding gains and losses included in income and classified within interest and other income, net, in the accompanying consolidated statements of operations. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Realized gains or losses on the sale of marketable securities - available for sale will be reflected in the Company’s net loss for the period in which the securities are liquidated.

In April 2012, the Company sold its marketable securities — trading with a cost basis of $100,000 and generated proceeds of $119,702. The increase in fair value of $19,702 was recorded as realized gain in the statement of operations for the year ended December 31, 2012.

In January 2012, the Company received 10,000,000 restricted shares of Amicor’s common stock pursuant to the Option with Amicor (see Note 3). At the time of issuance, the Company recorded the cost of investment in accordance with ASC 845-10 and was valued at $0. Between February 2012 and December 2012, the Company sold 8,486,667 shares of Amicor’s common stock under a private transaction and generated net proceeds of $1,490,600 and has recorded a realized gain — available for sale securities of $1,490,600 during the year ended December 31, 2012.

In January 2013, the Company sold the remaining 1,513,333 shares of Amicor common stock it owned in a private transaction and generated net proceeds of $151,333. Between February 2013 and May 2013, the Company sold all 25,000,000 shares of Valor Gold common stock it owned in private transactions and generated net proceeds of $1,505,000. Consequently, the Company recorded a realized gain — available for sale securities of $1,656,333 during the year ended December 31, 2013.